Average Annual Total Returns - First Trust Confluence Small Cap Value Fund	A before tax 1 Year	A before tax 5 Years	A before tax Since Inception	A before tax Inception Date	A After tax on distributions 1 Year	A After tax on distributions 5 Years	A After tax on distributions Since Inception	A After tax on distributions Inception Date	A After tax on distributions and sale of fund shares 1 Year	A After tax on distributions and sale of fund shares 5 Years	A After tax on distributions and sale of fund shares Since Inception	A After tax on distributions and sale of fund shares Inception Date	C before tax 1 Year	C before tax 5 Years	C before tax Since Inception	C before tax Inception Date	I before tax 1 Year	I before tax 5 Years	I before tax Since Inception	I before tax Inception Date	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) Inception Date		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(4.05%)	8.98%	8.50%	Feb. 24, 2011	(4.05%)	7.79%	7.41%	Feb. 24, 2011	(2.40%)	6.78%	6.55%	Feb. 24, 2011	(0.79%)	9.31%	7.85%	Mar. 02, 2011	2.06%	10.40%	9.38%	Jan. 11, 2011	4.63%	[1]	9.65%	[1]	8.57%	[1]	Jan. 11, 2011	[1]	19.96%	[1]	13.26%	[1]	11.08%	[1]	Jan. 11, 2011	[1]

[1]	Since Inception Returns are based on inception date for Class I shares.